Commitments and Contingencies - Lease commitments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
FREYR AS
Other Commitments [Line Items]
Total rent expense	$ 71	$ 28	$ 148	$ 27